Hawaiian Tax-Free Trust

Schedule of Investments

June 30, 2020

(unaudited)

Principal Amount	General Obligation Bonds (38.1%):	Ratings Moody’s, S&P and Fitch	Value	(a)

	City & County (21.7%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,148,440
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,666,120
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,159,922
1,700,000	5.000%, 10/01/29	Aa1/NR/AA+	2,060,842
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,547,221
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,185,700

	City and County of Honolulu, Hawaii, Series 2018A
1,020,000	5.000%, 09/01/32	Aa1/NR/AA+	1,316,126

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,828,755
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,331,413

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	598,335
640,000	4.000%, 09/01/39	Aa1/NR/AA+	758,522
500,000	4.000%, 09/01/40	Aa1/NR/AA+	590,915

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,485,903
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,371,550
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,422,700
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,336,120

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,920,750

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,251,596
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,313,462

	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	6,777,904

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,284,538
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,345,002
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,500,799
4,430,000	5.000%, 10/01/28	Aa1/NR/AA+	5,375,406
575,000	5.000%, 10/01/29	Aa1/NR/AA+	697,050

	City and County of Honolulu, Hawaii, Series 2019C
1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	1,279,777
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,271,940
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,558,210
1,230,000	4.000%, 08/01/43	Aa1/NR/AA+	1,430,933

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,331,183

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,837,305

	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA/NR	1,136,553

	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	2,045,795
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,445,156
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,236,761

	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA/NR	395,936

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,930,895
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,182,120

	County of Hawaii, Series E, BAN
6,000,000	2.090%, 08/06/20***	Aa2/AA/NR	6,006,480

	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	206,292

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	541,440

	County of Kauai, Hawaii, 2017 Series
530,000	5.000%, 08/01/21	Aa2/NR/AA	557,210
250,000	4.000%, 08/01/22	Aa2/NR/AA	268,973
300,000	3.000%, 08/01/24	Aa2/NR/AA	329,421
220,000	5.000%, 08/01/25	Aa2/NR/AA	267,582
235,000	5.000%, 08/01/26	Aa2/NR/AA	293,691
285,000	5.000%, 08/01/28	Aa2/NR/AA	364,683
825,000	2.500%, 08/01/29	Aa2/NR/AA	901,684
385,000	5.000%, 08/01/30	Aa2/NR/AA	488,168
200,000	4.000%, 08/01/32	Aa2/NR/AA	232,862
200,000	5.000%, 08/01/37	Aa2/NR/AA	246,622

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,161,518
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,502,049
1,295,000	4.000%, 08/01/24	Aa2/AA/AA	1,389,949
1,010,000	3.625%, 08/01/25	Aa2/AA/AA	1,043,815
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,018,810
615,000	3.000%, 08/01/26	Aa2/AA/AA	643,696
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,452,072
345,000	5.000%, 08/01/29	Aa2/AA/AA	377,347

	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,109,424
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,111,400

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	333,955

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,071,817
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,151,061
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,714,333

	County of Maui, Hawaii, Series 2018
70,000	5.000%, 09/01/21	Aa1/AA+/AA+	73,879
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,210,899
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,588,424

	Total City & County		141,017,211

	State (16.4%):

	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,224,544

	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa1/AA+/AA+	3,320,040

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa1/AA+/AA+	4,752,466

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA+	2,334,020

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA+	4,707,440
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA+	2,348,420
2,045,000	5.000%, 08/01/29	Aa1/AA+/AA+	2,401,259
3,095,000	5.000%, 08/01/30	Aa1/AA+/AA+	3,615,115

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA+	5,792,250
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA+	5,915,400
5,145,000	5.000%, 08/01/25	Aa1/AA+/AA+	6,070,946
5,300,000	5.000%, 08/01/26	Aa1/AA+/AA+	6,242,075

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA+	237,948
1,980,000	5.000%, 10/01/30	Aa1/AA+/AA+	2,388,969

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa1/AA+/AA+	2,545,535

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA+	7,571,970
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA+	2,630,931

	State of Hawaii, Series FG
755,000	5.000%, 10/01/28	Aa1/AA+/AA+	943,191

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa1/AA+/AA+	1,010,567
3,655,000	5.000%, 10/01/28	Aa1/AA+/AA+	4,566,045

	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa1/AA+/AA+	3,217,817
1,055,000	5.000%, 10/01/31	Aa1/AA+/AA+	1,335,725

	State of Hawaii, Series FT
10,055,000	5.000%, 01/01/29	Aa1/AA+/AA+	12,961,096
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA+	2,155,289
4,015,000	5.000%, 01/01/33	Aa1/AA+/AA+	5,064,521
1,095,000	5.000%, 01/01/38	Aa1/AA+/AA+	1,358,621

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa1/AA+/AA+	3,477,030
4,000,000	4.000%, 01/01/25	Aa1/AA+/AA+	4,611,200

	Total State		106,800,430

	Total General Obligation Bonds		247,817,641

	Revenue Bonds (43.2%):

	Airport (6.4%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/AA-/A+	13,557,180
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,206,100
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,562,445
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,082,240
3,000,000	5.000%, 07/01/45	A1/AA-/A+	3,382,890

	State of Hawaii Airport System Revenue Refunding, Series A
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,003,680

	State of Hawaii Airport System Revenue, Series A
180,000	5.000%, 07/01/34	A1/AA-/A+	180,000

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	5,005,720
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,452,220

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/AA-/A+	2,266,360

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,375,780

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,105,686
800,000	5.000%, 08/01/21	A2/A+/A	834,480
360,000	5.000%, 08/01/23	A2/A+/A	397,321

	Total Airport		41,412,102

	Education (4.8%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	372,144
360,000	4.000%, 01/01/29	NR/BBB+/NR	396,169
270,000	4.000%, 01/01/32	NR/BBB+/NR	291,811
360,000	4.000%, 01/01/33	NR/BBB+/NR	385,999
435,000	3.000%, 01/01/34	NR/BBB+/NR	425,286
300,000	3.000%, 01/01/35	NR/BBB+/NR	291,621
280,000	3.000%, 01/01/36	NR/BBB+/NR	269,525

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	529,555
1,650,000	5.000%, 10/01/25	Aa2/NR/AA	2,008,760
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,725,384
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,681,532

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,172,896
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,424,500
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,278,302
1,065,000	5.000%, 10/01/26	Aa2/NR/AA	1,286,520

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,941,801
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,697,372
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,631,138
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,384,477

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa2/NR/AA	1,135,420

	Total Education		31,330,212

	Housing (1.9%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,300,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,321,115

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,905,665

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	189,386

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
140,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	143,272

	Total Housing		12,559,438

	Medical (7.5%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
695,000	5.000%, 07/01/20	A1/NR/AA-	695,000
750,000	5.000%, 07/01/21	A1/NR/AA-	780,383
200,000	5.000%, 07/01/22	A1/NR/AA-	216,058
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,116,020
685,000	5.000%, 07/01/25	A1/NR/AA-	762,412
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,499,375
280,000	5.000%, 07/01/28	A1/NR/AA-	309,854

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	420,000
415,000	5.125%, 07/01/31	A1/NR/AA-	457,820

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,025,000	5.000%, 07/01/20	A1/AA-/NR	1,025,000
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,347,460
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,620,435
1,105,000	5.000%, 07/01/23	A1/AA-/NR	1,236,108
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,452,272
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,676,296
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,009,363
2,150,000	5.000%, 07/01/27	A1/AA-/NR	2,509,867
850,000	5.000%, 07/01/28	A1/AA-/NR	990,148
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,560,450

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,058,850
3,575,000	5.125%, 11/15/32	NR/NR/A	3,865,469

	Total Medical		48,608,640

	Transportation (8.1%):

	State of Hawaii Harbor System, Series A
14,500,000	5.750%, 07/01/35	Aa3/AA-/AA-	14,550,895
6,025,000	5.625%, 07/01/40	Aa3/AA-/AA-	6,044,099

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa1/AA+/AA	1,179,730
1,000,000	5.000%, 01/01/26	Aa1/AA+/NR	1,227,490
5,000,000	5.000%, 01/01/27	Aa1/AA+/AA	6,221,050
5,000,000	5.000%, 01/01/30	Aa1/AA+/AA	6,148,650
2,200,000	5.000%, 01/01/31	Aa1/AA+/NR	2,884,750
4,750,000	4.000%, 01/01/31	Aa1/AA+/AA	5,518,788
3,040,000	5.000%, 01/01/32	Aa1/AA+/AA	3,232,158
1,000,000	5.000%, 01/01/32	Aa1/AA+/NR	1,302,780

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa1/AA+/AA	2,389,380
1,340,000	5.000%, 01/01/27	Aa1/AA+/AA	1,667,241

	Total Transportation		52,367,011

	Utility (5.0%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa2/NR/A-	12,067,460

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa2/NR/A-	4,318,200

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa2/NR/A-	6,510,294

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa2/NR/A-	532,410

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
8,500,000	3.500%, 10/01/49	Baa2/NR/A-	8,675,015

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
244,447	1.467%, 07/01/22	Aaa/AAA/AAA	244,447

	Total Utility		32,347,826

	Water & Sewer (8.4%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	277,556
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,136,150
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,210,641
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,095,842
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,020,145
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,043,300

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	638,330
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,086,035
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,512,360
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,247,550
2,035,000	4.000%, 07/01/39	NR/AAA/AA+	2,404,536

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,359,460
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,553,554
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,398,400
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,421,056

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,432,200

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	769,766

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,547,400

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,359,460
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,727,500

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,067,751

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,875,520

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019 A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,553,613
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,198,449

	Total Water & Sewer		54,936,574

	Other (1.1%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,000,702
600,000	5.000%, 04/01/23	Aa3/NR/NR	675,090
500,000	5.000%, 04/01/24	Aa3/NR/NR	582,680
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,052,963
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,136,780
795,000	5.000%, 04/01/30	Aa3/NR/NR	994,068

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa2/NR/NR	392,142
145,000	5.000%, 11/01/25	Aa2/NR/NR	177,609
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,436,220

	Total Other		7,448,254

	Total Revenue Bonds		281,010,057

	Pre-Refunded\ Escrowed to Maturity Bonds (17.7%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (8.8%)

	City & County (4.4%):

	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
4,000,000	4.750%, 12/01/35	Aa1/NR/AA+	4,075,600

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,219,120
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,547,800
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,547,800
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,547,800

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,652,625

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	550,875
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,101,750
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,101,750
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,101,750

	Total City & County		28,446,870

	State (4.4%):

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	3,956,381
945,000	5.000%, 12/01/28	Aa1/AA+/AA+	1,007,757
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,432,396
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA+	1,850,221
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,500,250
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA+	2,468,739

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	88,765
45,000	5.000%, 11/01/24	NR/NR/NR*	49,930
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,646,301
70,000	5.000%, 11/01/27	NR/NR/NR*	77,669
220,000	5.000%, 11/01/27	Aa1/AA+/NR	244,103

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA+	2,050,272

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,254

	Total State		28,378,038

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		56,824,908

	Pre-Refunded Revenue Bonds (8.9%)

	Transportation (2.3%):

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa1/AA+/AA	6,421,920
4,140,000	5.000%, 01/01/29	Aa1/AA+/AA	4,431,125
3,980,000	5.000%, 01/01/30	Aa1/AA+/AA	4,259,874

	Total Transportation		15,112,919

	Water & Sewer (6.6%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,193,704
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,367,008
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,487,362
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,323,024
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,820,385

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
3,000,000	4.500%, 07/01/28	Aa2/NR/AA	3,127,230
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,669,997

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,094,150
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,094,150
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,641,225
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,735,375

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,148,500
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,222,750

	Total Water & Sewer		42,924,860

	Total Pre-Refunded Revenue Bonds		58,037,779

	Total Pre-Refunded\ Escrowed to Maturity Bonds		114,862,687

	Total Municipal Bonds (cost $610,777,097)		643,690,385

Shares	Short-Term Investment (0.1%)
1,051,819	Dreyfus Government Cash Management, Institutional Shares, 0.09%**(cost $1,051,819)	Aaa-mf/AAAm/NR	1,051,819

	Total Investments (cost $611,828,916-note b)	99.1%	644,742,204
	Other assets less liabilities	0.9	5,654,166
	Net Assets	100.0%	$650,396,370

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa and Aaa-mf of Moody's or AAA of S&P or Fitch and AAAm of S&P	1.8%
Prerefunded bonds\ ETM bonds ††	17.8
Aa of Moody's or AA of S&P or Fitch	74.1
A of Moody's or S&P or Fitch	5.9
Baa of Moody's or BBB of S&P and Fitch	0.4
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NR	Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 0.9% of net assets.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $611,828,916 amounted to $32,913,288 which consisted of aggregate gross unrealized appreciation of $33,130,350 and aggregate gross unrealized depreciation of $217,062.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,051,819
Level 2 – Other Significant Observable Inputs- Municipal Bonds	643,690,385
Level 3 – Significant Unobservable Inputs	–
Total	$644,742,204
+ See schedule of investments for a detailed listing of securities.